LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES
7.	LEASES
The Company leases and subleases certain office spaces with lease terms ranging from 3 to 8 years. These leases require monthly lease payments that may be subject to annual increases throughout the lease term. Certain of these leases also include renewal options at the election of the Company to renew or extend the lease for an additional five years. These optional periods have not been considered in the determination of the ROU assets or lease liabilities associated with these leases as the Company did not consider the exercise of these options to be reasonably certain.
The Company performed evaluations of its contracts and determined each of its identified leases are operating leases. For the years ended December 31, 2021, 2020, and 2019, the Company incurred $1.3 million, $0.8 million and $1.2 million, respectively, of rent expense included in operating expenses in the consolidated statements of operations in relation to its operating leases, inclusive of short-term and variable lease expense which was immaterial. Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2021, 2020, and 2019 was $0.5 million $0.7 million and $0.9 million, respectively, and was included in net cash used in operating activities in the Company’s consolidated statements of cash flows.
As of December 31, 2021, future payments associated with the Company’s operating lease liabilities were as follows (in thousands):

Operating Leases
2022	$1,818
2023	2,473
2024	2,239
2025	2,109
2026	2,172
Thereafter	4,937

Total lease payments	15,748
Less: imputed interest	(2,325)

Total operating lease liability future lease payments	$13,423

Reported as of December 31, 2021 and 2020 (in thousands):

December 31,
2021	2020

Current portion of operating lease liabilities included within other current liabilities	$1,240	$333
Non-current portion of operating lease liabilities	12,183	57

Total	$13,423	$390

The following summarizes additional information related to operating leases:

	December 31,
	2021	2020
Weighted average remaining operating lease term (in years)	6.7	0.8
Weighted average discount rate	4.5%	11.3%